CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Share capital	Share-based compensation reserve	Translation reserve [1]	Cash flow Hedge reserve	Accumulated losses	Additional paid-in capital	Legal reserve [2]	Total	Non- controlling interests	Total
Equity at beginning of period at Dec. 31, 2014		$ 5	$ 41,754	$ (11,325)		$ (147,417)	$ 240,305	$ 394	$ 123,716	$ 33	$ 123,749
Profit (Loss)for the year						(1,397)			(1,397)	(157)	(1,554)
Other comprehensive expense for the year				(10,302)	$ (680)				(10,982)	(8)	(10,990)
Total comprehensive (expense) income for the year				(10,302)	(680)	(1,397)			(12,379)	(165)	(12,544)
Transfer to legal reserve						(133)		133
Reversal of IPO expense (Note a)	[1]						125		125		125
Share-based compensation			1,389						1,389		1,389
Equity at end of period at Dec. 31, 2015		5	43,143	(21,627)	(680)	(148,947)	240,430	527	112,851	(132)	112,719
Profit (Loss)for the year						3,784			3,784	(502)	3,282
Total comprehensive (expense) income for the year				(222)	680	3,784			4,242	(201)	4,041
Currency translation difference				(358)					(358)	301	(57)
Share of other comprehensive income of associates				136					136		136
Fair value loss arising from cash flow hedges					(446)				(446)		(446)
Release of cumulative fair value loss from cash flow hedges upon disposal of subsidiary (Note 28 a)	[1]				$ 1,126				1,126		1,126
Transfer to legal reserve						(240)		240
Share-based compensation			997						997		997
Non-controlling interest addition	[2]									6,171	6,171
Ordinary shares consideration for business combination (Note c)	[3]	3					10,144		10,147		10,147
Issuance cost (Note d)	[4]						(153)		(153)		(153)
Equity at end of period at Dec. 31, 2016		8	44,140	(21,849)		(145,403)	250,421	767	128,084	5,838	133,922
Profit (Loss)for the year						(33,171)			(33,171)	121	(33,050)
Total comprehensive (expense) income for the year				6,433		(33,171)			(26,738)	(733)	(27,471)
Currency translation difference				6,433					6,433	(854)	5,579
Share-based compensation			(223)						(223)		(223)
Equity at end of period at Dec. 31, 2017		$ 8	$ 43,917	$ (15,416)		$ (178,574)	$ 250,421	$ 767	$ 101,123	$ 5,105	$ 106,228

[1]	On June 23, 2015, the Company received a refund amounting to US$125 thousand from NASDAQ for the change of listing tiers from Global Select Market to Global Market.
[2]	During the year ended December 31, 2016, the Group has non-controlling interest addition amounting to US$1.4 million upon acquisition of 23 solar parks in USA. During the year ended December 31, 2016, Renewable Capital Investment II (“RCI 2”) entered into equity conversion agreements with its EPC supplier to convert account payable for EPC service amounting to US$4.8 million into the equity of the 5 Uruguay project companies of RCI 2.
[3]	On July 15, 2016, the Group completed acquisition of 23 solar parks with 22MW capacity in USA (Note 32). As part of the consideration, 29,519,844 ordinary shares were validly issued with par value of 0.0001 per share. As of the acquisition date, the closing stock price was US$2.75/ADS or US$0.34375 per share, which made the value of total issued shares US$10.1 million.
[4]	During the year ended December 31, 2016, the Group incurred US$153 thousand cost directly related to issuance of restricted shares and recorded it in additional paid in capital.